Subsequent Events - Additional Information (Detail) - Conversion Of Investments In Debt Instruments Into Equity Investments As A Result Of Restructuring Of Investee [Member] - Bidiai Co Limited [Member] - Korea SouthEast Power [Member]
₩ in Billions
Feb. 17, 2023 KRW (₩)
Disclosure of non-adjusting events after reporting period [line items]
Investment in equity shares as a result of conersion of debt into equity of the investee company	₩ 32
Proportion of ownership interest in associate	32.54%